Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reverse stock split, description	1-for-5 reverse stock split
Reverse stock split ratio	5
Common stock dividends paid in cash	$ 0	$ 0	$ 0